Contingent Liabilities and Commitments (Details Textual) € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Oct. 07, 2019 USD ($)	Jun. 19, 2017 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 EUR (€)	Apr. 22, 2019 USD ($)	Apr. 22, 2019 EUR (€)	Jul. 31, 2003	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Oct. 07, 2019 EUR (€)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2019 USD ($)	Jun. 19, 2017 EUR (€)
Contingent Liabilities and Commitments (Textual)
Percentage of royalties							25.00%
Payment of royalties, description							(a) before the completion of Phase 1 clinical trials - 45% (b) after Phase 1 but before Phase 2 trials - 35% of amounts up to the first $ 20,000 receivable from a sublicense or a sublicense option, or 25% of amounts exceeding such first $ 20,000 receivable from the sublicense or from a sublicense option; (c) after the completion of Phase 2 clinical trials the royalties will be 20% of amounts up to the first $ 20,000 receivable from a sublicense or a sublicense option or 15% of amounts exceeding such first $ 20,000 receivable from a sublicense or a sublicense option.	The Company performed a valuation of the financial liability for December 31, 2019 through an independent appraiser. According to the valuation, which was based on WACC (Weighted Average Cost of capital) of 17.3% and CAPM (Capital Asset Pricing Model), the value of the financial liability was estimated at NIS 123,780 ($ 35,816).	The Company performed a valuation of the financial liability for December 31, 2019 through an independent appraiser. According to the valuation, which was based on WACC (Weighted Average Cost of capital) of 17.3% and CAPM (Capital Asset Pricing Model), the value of the financial liability was estimated at NIS 123,780 ($ 35,816).
License agreement, description							The Company or its future sublicensees will be obligated to pay royalties equaling 3% of the total amount invoiced by the Company or by a sublicensee in connection with the sale of products based on Yeda's patents, or 2% of such amounts if they originated from a country which did not grant a patent in connection with such products.
Expiration of agreement, description							(i) the expiration of the last patent licensed under the license agreement; or (ii) if only one product is developed or is commercialized by utilizing the licensed intellectual property, 15 years after the first commercial sale of such product in either the U.S or Europe, following receipt of New Drug Approval from the FDA or equivalent approval in any European country for such product; or (iii) if more than one product is being developed or is commercialized by utilizing the licensed intellectual property, following the receipt of New Drug Approval from the FDA or equivalent approval in any European country for such product, the expiry of a 20 year period during which no sales are made in the U.S. or Europe.
Expenses respect of project, description			The Company's expenses in respect of this project in 2013-2018 totaled € 1,028 ($ 1,231) which supported by the less than 75% or € 771 ($ 923).	The Company's expenses in respect of this project in 2013-2018 totaled € 1,028 ($ 1,231) which supported by the less than 75% or € 771 ($ 923).
Description of grants received							The Company obtained grants from the Government of Israel for the participation in research and development and, in return, undertook to pay royalties amounting to 3%-5% on the revenues derived from sales of products or services developed in whole or in part using these grants. The maximum aggregate royalties paid generally cannot exceed 100% of the grants received by the Company, plus annual interest generally equal to the 12-month LIBOR applicable to dollar deposits, as published on the first business day of each calendar year. The maximum royalty amount payable by the Company as of December 31, 2019 is approximately $ 6,380 (NIS 22,049), which represents the total gross amount of grants actually received by the Company from the IIA including accrued interest. As of December 31, 2019, the Company had not paid any royalties to the IIA.
Royalty amount payable | ₪								₪ 22,049
Total grant | ₪								14,812			₪ 14,643
Financing agreement, description					The Committee of the European Investment Bank (EIB) agreed to expand the 2017 financing agreement to the Company by an additional € 4,000 to a total of € 24,000 (approximately $ 27,600). An amendment to that effect was signed in June 2019 (the "Amendment"). Those funds were received in October 2019 and will be used in support of the ongoing pivotal, clinical efficacy, Phase 3 trial of BiondVax's M-001 Universal Flu Vaccine candidate in Europe.	The Committee of the European Investment Bank (EIB) agreed to expand the 2017 financing agreement to the Company by an additional € 4,000 to a total of € 24,000 (approximately $ 27,600). An amendment to that effect was signed in June 2019 (the "Amendment"). Those funds were received in October 2019 and will be used in support of the ongoing pivotal, clinical efficacy, Phase 3 trial of BiondVax's M-001 Universal Flu Vaccine candidate in Europe.
EIB financing, description		In addition, as repayment features, EIB was entitled to receive the higher between 3% of any M-001 sales revenues for a period of ten years, or realizing a cash-on-cash multiple of 2.8 times.			According to the Amendment, as repayment features, EIB is entitled to receive the higher between 3% of any M-001 sales revenues for a period of twelve years or realizing a cash-on-cash multiple of 2.8 times.	According to the Amendment, as repayment features, EIB is entitled to receive the higher between 3% of any M-001 sales revenues for a period of twelve years or realizing a cash-on-cash multiple of 2.8 times.
Operating leases, term		10 years	3 years	3 years
Financial liability | ₪								₪ 14,083
Sales revenues, percentage								3.00%				3.00%
EIB Financing [Member]
Contingent Liabilities and Commitments (Textual)
Realize an internal rate of return on the relevant amount prepaid								20.00%	20.00%
USD [Member]
Contingent Liabilities and Commitments (Textual)
Royalty amount payable | $									$ 6,380
Total grant | $												$ 4,286
Project expenses | $			$ 1,231
Outstanding amount grants receivables | $			$ 62
Loan agreement amount | $		$ 23,200
Total finance contract existent | $	$ 4,400
Financial liability | $												$ 4,075
USD [Member] | EIB Financing [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | $					$ 27,600
USD [Member] | Third Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | ₪											9,200
USD [Member] | First Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | ₪											7,000
Euro [Member]
Contingent Liabilities and Commitments (Textual)
Project expenses | €				€ 1,028
Outstanding amount grants receivables | €				€ 55
Loan agreement amount | €													€ 20,000
Total finance contract existent | €										€ 4,000
Euro [Member] | EIB Financing [Member]
Contingent Liabilities and Commitments (Textual)
Finance contract existent | €						€ 4,000
Total finance contract existent | €						€ 24,000
Euro [Member] | Second Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | ₪											20,000
Euro [Member] | Third Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | ₪											8,000
Euro [Member] | First Tranche [Member]
Contingent Liabilities and Commitments (Textual)
Total finance contract existent | ₪											₪ 6,000